Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements Of Operations And Comprehensive Loss
Advertising revenue	$ 7,142	$ 7,439
Gaming revenue	541,329	582,760
Total revenue	548,471	590,199
Cost of sales:
Trophy Bingo amortization (Note 5)	120,503
Total cost of sales	120,503
Gross Profit	427,968	590,199
Operating expenses:
Depreciation and amortization	724	807
Directors fees	2,500	2,500
General and administrative	60,436	80,151
Salaries, wages, consultants and benefits	151,084	72,746
Selling and marketing	355,224	868,789
Trophy Bingo development (Note 5)	209,080
Total operating expenses	779,048	1,024,993
Loss before other income (expense) and income taxes	(351,080)	(434,794)
Other income (expense):
Foreign exchange los	(1,709)	(36,800)
Interest and other income	97	405
Loss before income taxes	(352,692)	(471,189)
Income tax expense
Net loss	(352,692)	(471,189)
Other comprehensive income (loss)
Comprehensive loss	$ (352,692)	$ (471,189)
Net loss per common share, basic	$ (0.01)	$ (0.01)
Net loss per common share, diluted	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	68,222,147	65,877,703
Weighted average common shares outstanding, diluted	68,222,147	65,877,703